Going concern (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Net Income (Loss) Attributable to Parent, Total	$ (6,755,603)	$ 1,406,519	$ 6,828,308
Retained Earnings (Accumulated Deficit), Total	$ (6,962,585)	$ (206,982)